Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Summary of the options granted

		Granted
		(For Purposes of Measuring
		Share‑based
	Contractually Granted	Compensation Expense)
As of January 1, 2020	32,163,500	11,271,880
Granted	92,497,250	—
As of December 31, 2020	124,660,750	11,271,880
Granted	1,920,500	4,563,790
As of December 31, 2021	126,581,250	15,835,670
Granted	—	27,846,178
As of December 31, 2022	126,581,250	43,681,848

			Weighted
			Average	Aggregate
		Weighted	Remaining	Intrinsic
	Number	Average Exercise	Contractual	Value (US$) in
	of Options	Price (US$)	Life (Years)	thousand
Outstanding as of January 1, 2020	11,271,880	0.189	9.15	10,563
Granted	—	—	—	—
Forfeited	(214,370)	0.596	—	—
Outstanding as of December 31, 2020	11,057,510	0.181	8.13	97,280
Granted	4,563,790	0.670	7.87	14,741
Forfeited	(1,695,896)	0.222	—	—
Outstanding as of December 31, 2021	13,925,404	0.336	7.35	49,627
Granted	27,846,178	0.171	7.41	59,041
Forfeited	(303,241)	0.780	—	—
Outstanding as of December 31, 2022	41,468,341	0.171	7.06	88,297

Vested and exercisable as of December 31, 2020	—	—	—	—
Vested and exercisable as of December 31, 2021	1,115,739	0.009	7.00	4,341
Vested and exercisable as of December 31, 2022	11,126,832	0.200	6.24	23,361

Summary of the restricted share units (RSU) activity under the 2021 Plan

		Granted
		(For Purposes of Measuring
		Share-based
	Contractually Granted	Compensation Expense)
As of January 1, 2020	—	—
Granted	—	—
Forfeited	—	—
As of December 31, 2020	—	—
Granted	8,514,375	—
Forfeited	—	—
As of December 31, 2021	8,514,375	—
Granted	22,467,333	4,434,659
Forfeited	—	(80,321)
As of December 31, 2022	30,981,708	4,354,338

Summary of assumptions used in the option pricing model

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
Risk-free interest rate	0.72%~0.89%	1.01%~1.74%	3.93%~3.99%
Expected terms (in years)	8-10	7-9	5-8
Expected volatility	50.85%~52.57%	50.33%~53.78%	86.07%~87.99%
Expected dividend yield	—	—	—
Fair value of underlying ordinary share (US$)	8.979	3.900	2.300

Summary of restricted shares activity

		Weighted‑Average
	Number of Restricted Shares	Grant Date
	Granted	Fair Value
		US$
Outstanding as of January 1, 2020	65,571,473	0.09
Granted	—	—
Vested	(40,982,171)	0.09
Forfeited	—	—
Outstanding as of December 31, 2020	24,589,302	0.09
Granted	—	—
Vested	(24,589,302)	0.09
Forfeited	—	—
Outstanding as of December 31, 2021	—	—
(*)	The share-based compensation expenses discussed below only include the expenses attributable to the Group.